                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04491

                        Van Kampen Limited Duration Fund
               (Exact name of registrant as specified in charter)

              1221 Avenue of the Americas, New York, New York 10020
               (Address of principal executive offices) (Zip code)

                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 12/31

Date of reporting period: 9/30/06

Item 1. Schedule of Investments.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

VAN KAMPEN LIMITED DURATION FUND

PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 2006 (UNAUDITED)

  PAR
AMOUNT
 (000)                            DESCRIPTION                            COUPON         MATURITY             VALUE
------   -------------------------------------------------------------   ------   --------------------   ------------
         CORPORATE BONDS 32.8%
         AEROSPACE & DEFENSE 0.4%
$  280   Northrop Grumman Corp.                                           4.079%        11/16/06         $    279,545
   350   Raytheon Co.                                                     6.150         11/01/08              356,209
                                                                                                         ------------
                                                                                                              635,754
                                                                                                         ------------
         AIRLINES 0.2%
   360   Southwest Airlines Co.                                           5.496         11/01/06              360,400
                                                                                                         ------------
         AUTOMOTIVE 1.0%
   800   American Honda Finance Corp. (a)                                 3.850         11/06/08              778,274
   155   Daimler Chrysler NA Holding                                      4.050         06/04/08              151,419
   345   Daimler Chrysler NA Holding (Floating Rate Coupon)               5.820         03/13/09              345,397
   230   Johnson Controls, Inc.                                           5.000         11/15/06              229,773
                                                                                                         ------------
                                                                                                            1,504,863
                                                                                                         ------------
         BANKING 4.6%
   585   Bank of America Corp.                                            3.375         02/17/09              563,173
   250   Bank of New York Co., Inc.                                       5.200         07/01/07              249,971
   325   Citicorp                                                         6.375         11/15/08              333,061
   170   Citigroup, Inc.                                                  3.625         02/09/09              164,615
   570   Huntington National Bank                                         2.750         10/16/06              569,496
 1,010   MBNA Corp.                                                       5.625         11/30/07            1,013,599
   365   MBNA Corp. (Floating Rate Coupon)                                5.910         05/05/08              367,706
   100   Sovereign Bank                                                   4.000         02/01/08               98,321
   620   SunTrust Bank Atlanta                                            4.550         05/25/09              610,776
   540   U.S. Bank NA                                                     2.850         11/15/06              538,435
   250   U.S. Bank NA                                                     3.700         08/01/07              246,533
   780   Wachovia Corp.                                                   4.950         11/01/06              779,619
   185   Washington Mutual, Inc.                                          4.000         01/15/09              180,158
   305   Washington Mutual, Inc.                                          8.250         04/01/10              331,368
   390   Wells Fargo Co.                                                  3.120         08/15/08              375,869
   700   World Savings Bank                                               4.125         12/15/09              680,186
                                                                                                         ------------
                                                                                                            7,102,886
                                                                                                         ------------
         BROKERAGE 1.7%
   960   Goldman Sachs Group, Inc.                                        4.125         01/15/08              948,066
   870   Lehman Brothers Holdings, Inc.                                   8.250         06/15/07              887,651
   466   World Financial Prop. (a)                                        6.910         09/01/13              489,001
   312   World Financial Prop. (a)                                        6.950         09/01/13              327,922
                                                                                                         ------------
                                                                                                            2,652,640
                                                                                                         ------------
         CONSTRUCTION MACHINERY 0.3%
   450   Caterpillar Financial Services Corp., Ser F                      3.625         11/15/07              441,794
                                                                                                         ------------
         CONSUMER PRODUCTS 0.3%
   495   Clorox Co. (Floating Rate Coupon)                                5.515         12/14/07              496,000
                                                                                                         ------------
         DIVERSIFIED MANUFACTURING 0.6%
   458   Cooper Industries, Inc.                                          5.250         07/01/07              456,042
   420   Textron Financial Corp.                                          4.125         03/03/08              413,037
                                                                                                         ------------
                                                                                                              869,079
                                                                                                         ------------
         ELECTRIC 4.4%
   380   Ameren Corp.                                                     4.263         05/15/07              377,415
   975   Appalachian Power Co.                                            3.600         05/15/08              948,998
   495   Baltimore Gas & Electric Co.                                     6.625         03/15/08              503,699
   640   Carolina Power & Light Co.                                       6.800         08/15/07              647,440
   445   CC Funding Trust I                                               6.900         02/16/07              447,162
   350   Dominion Resources, Inc.                                         5.687         05/15/08              351,567
   200   Duke Energy Co.                                                  3.750         03/05/08              195,957
   565   Entergy Gulf States, Inc. (Floating Rate Coupon)                 5.800         12/01/09              563,898
   555   FPL Group Capital, Inc.                                          5.551         02/16/08              556,093
   260   NiSource Finance Corp. (Floating Rate Coupon)                    5.968         11/23/09              260,169
   940   Peco Energy Co.                                                  3.500         05/01/08              915,083
   400   Southwestern Public Service Co.                                  6.200         03/01/09              407,636
   400   Texas-New Mexico Power Co.                                       6.250         01/15/09              406,912
   205   Wisconsin Electric Power Co.                                     3.500         12/01/07              201,022
                                                                                                         ------------
                                                                                                            6,783,051
                                                                                                         ------------
         ENTERTAINMENT 0.4%
   680   Time Warner, Inc.                                                6.150         05/01/07              682,761
                                                                                                         ------------
         FOOD/BEVERAGE 0.7%
   505   General Mills, Inc.                                              3.875         11/30/07              496,699
   625   Kraft Foods, Inc.                                                5.250         06/01/07              624,057
                                                                                                         ------------
                                                                                                            1,120,756
                                                                                                         ------------
         GAMING 0.3%
   445   Harrahs Operating Co., Inc.                                      7.125         06/01/07              448,350
                                                                                                         ------------
         HEALTHCARE 0.6%
   550   Baxter International, Inc.                                       5.196         02/16/08              548,215

   415   Unitedhealth Group, Inc.                                         4.125         08/15/09              403,280
                                                                                                         ------------
                                                                                                              951,495
                                                                                                         ------------
         INTEGRATED ENERGY 0.2%
   270   Consumers Energy Co., Ser H                                      4.800         02/17/09              266,767
                                                                                                         ------------
         LIFE INSURANCE 2.7%
   735   Allstate Financial Global Funding II (a)                         2.625         10/22/06              733,980
   140   AXA Financial, Inc.                                              6.500         04/01/08              142,352
   500   Hartford Financial Services Group                                5.550         08/16/08              502,730
   570   ING Security Life Institutional Funding (a)                      2.700         02/15/07              563,529
   475   John Hancock Financial Services, Inc.                            5.625         12/01/08              479,683
 1,105   Met Life Global Funding I (a)                                    3.375         10/05/07            1,075,020
   645   Prudential Funding LLC (a)                                       6.600         05/15/08              658,632
                                                                                                         ------------
                                                                                                            4,155,926
                                                                                                         ------------
         LODGING 0.3%
   395   Hyatt Equities LLC (a)                                           6.875         06/15/07              397,680
                                                                                                         ------------
         MEDIA-CABLE 1.0%
   945   Comcast Cable Communications, Inc.                               8.375         05/01/07              961,158
   160   Lenfest Communications, Inc.                                     7.625         02/15/08              164,512
   348   Cox Communications, Inc. (Floating Rate Coupon)                  5.940         12/14/07              349,792
                                                                                                         ------------
                                                                                                            1,475,462
                                                                                                         ------------
         MEDIA-NONCABLE 0.3%
   165   Viacom, Inc. (Floating Rate Coupon) (a)                          5.740         06/16/09              165,227
   300   Viacom, Inc. (a)                                                 5.750         04/30/11              299,699
                                                                                                         ------------
                                                                                                              464,926
                                                                                                         ------------
         NATURAL GAS DISTRIBUTORS 0.7%
   180   Keyspan Corp.                                                    4.900         05/16/08              179,043
   925   Sempra Energy                                                    4.750         05/15/09              913,523
                                                                                                         ------------
                                                                                                            1,092,566
                                                                                                         ------------
         NATURAL GAS PIPELINES 1.4%
 1,555   Consolidated Natural Gas Co.                                     5.375         11/01/06            1,554,776
   545   Enbridge Energy Partners                                         4.000         01/15/09              527,958
                                                                                                         ------------
                                                                                                            2,082,734
                                                                                                         ------------
         NONCAPTIVE-CONSUMER FINANCE 2.6%
   510   CIT Group, Inc.                                                  4.750         08/15/08              505,943
   705   Countrywide Home Loans, Inc.                                     3.250         05/21/08              683,400
 1,660   Household Finance Corp.                                          6.400         06/17/08            1,692,071
   505   Residential Capital Corp.                                        6.125         11/21/08              507,226
   580   SLM Corp.                                                        4.000         01/15/10              559,240
                                                                                                         ------------
                                                                                                            3,947,880
                                                                                                         ------------
         NONCAPTIVE-DIVERSIFIED FINANCE 1.9%
 1,190   General Electric Capital Corp.                                   5.375         03/15/07            1,190,626
   710   International Lease Finance Corp.                                3.750         08/01/07              700,269
   285   International Lease Finance Corp.                                4.625         06/02/08              282,065
   610   John Deere Capital Corp.                                         3.375         10/01/07              597,920
   190   John Deere Capital Corp.                                         4.500         08/22/07              188,639
                                                                                                         ------------
                                                                                                            2,959,519
                                                                                                         ------------
         OIL FIELD SERVICES 0.2%
   230   Panhandle Eastern Pipe Line Co., Ser B                           2.750         03/15/07              227,217
                                                                                                         ------------
         PAPER 0.3%
   330   International Paper Co.                                          3.800         04/01/08              322,647
    79   Weyerhaeuser Co.                                                 6.125         03/15/07               79,096
                                                                                                         ------------
                                                                                                              401,743
                                                                                                         ------------
         PROPERTY & CASUALTY INSURANCE 1.0%
 1,120   Marsh & McLennan Cos., Inc.                                      5.375         03/15/07            1,119,435
   355   St. Paul Travelers Cos., Inc.                                    5.010         08/16/07              352,915
                                                                                                         ------------
                                                                                                            1,472,350
                                                                                                         ------------
         RAILROADS 0.8%
   350   Burlington Northern Santa Fe Corp.                               6.125         03/15/09              357,176
   200   Norfolk Southern Corp.                                           7.350         05/15/07              202,222
   155   Union Pacific Corp.                                              6.625         02/01/08              157,592
   575   Union Pacific Corp.                                              6.790         11/09/07              582,323
                                                                                                         ------------
                                                                                                            1,299,313
                                                                                                         ------------
         REAL ESTATE MANAGEMENT INVESTMENT TRUSTS 0.2%
   325   Simon Property Group LP                                          6.375         11/15/07              327,895
                                                                                                         ------------
         RETAIL 0.8%
 1,235   May Department Stores Co.                                        3.950         07/15/07            1,218,687
                                                                                                         ------------
         SUPERMARKETS 0.4%
   305   Fred Meyer, Inc.                                                 7.450         03/01/08              313,206
   260   Safeway, Inc.                                                    7.500         09/15/09              274,499
                                                                                                         ------------
                                                                                                              587,705
                                                                                                         ------------
         TECHNOLOGY 0.2%
   310   Hewlett Packard Co. (Floating Rate Coupon)                       5.524         05/22/09              310,564
                                                                                                         ------------
         TEXTILES 0.2%
   375   Mohawk Industries, Inc., Ser C                                   6.500         04/15/07              376,828
                                                                                                         ------------

         TRANSPORTATION SERVICES 0.4%
   405   FedEx Corp.                                                      2.650         04/01/07              399,578
   260   FedEx Corp.                                                      5.500         08/15/09              261,842
                                                                                                         ------------
                                                                                                              661,420
                                                                                                         -------------
         WIRELESS COMMUNICATIONS 1.7%
 2,555   Verizon Global Funding Corp.                                     6.125         06/15/07            2,567,714
                                                                                                         ------------
TOTAL CORPORATE BONDS 32.8%                                                                                50,344,725
                                                                                                         ------------
         ADJUSTABLE RATE MORTGAGE BACKED SECURITIES 3.2%
   574   Federal Home Loan Mortgage Corp.                                 3.517         07/01/34              563,913
   636   Federal National Mortgage Association                            3.604         07/01/34              635,516
   350   Federal National Mortgage Association                            3.756         06/01/34              351,112
   360   Federal National Mortgage Association                            4.119         09/01/34              356,318
   840   Federal National Mortgage Association                            4.296         04/01/35              832,619
   629   Federal National Mortgage Association                            4.498         04/01/35              623,848
 1,271   Federal National Mortgage Association                            4.783         09/01/35            1,258,407
   224   Federal National Mortgage Association                            6.445         09/01/19              226,730
                                                                                                         ------------
TOTAL ADJUSTABLE RATE MORTGAGE BACKED SECURITIES                                                            4,848,463
                                                                                                         ------------
         ASSET BACKED SECURITIES 23.8%
   375   Ameriquest Mortgage Securities, Inc. (Floating Rate Coupon)      6.480         08/25/34              378,339
   104   Asset Backed Funding Certificates (Floating Rate Coupon)         4.250         06/25/35              104,175
   799   Capital Auto Receivables Asset Trust                             3.350         02/15/08              795,468
 1,550   Capital Auto Receivables Asset Trust                             4.050         07/15/09            1,536,455
   400   Capital Auto Receivables Asset Trust                             5.030         10/15/09              399,300
 1,375   Capital Auto Receivables Asset Trust (a)                         5.310         10/20/09            1,378,706
 1,200   Capital One Multi Asset Trust                                    4.050         02/15/11            1,182,626
 1,675   Capital One Prime Auto Receivables Trust                         4.990         09/15/10            1,673,864
 1,350   Caterpillar Financial Asset Trust                                3.900         02/25/09            1,338,612
 1,075   Caterpillar Financial Asset Trust                                5.570         05/25/10            1,084,519
 1,500   Chase Manhattan Auto Owner Trust                                 2.830         09/15/10            1,468,913
   335   CIT Equipment                                                    3.500         09/20/08              330,981
 1,025   CNH Equipment Trust                                              4.020         04/15/09            1,016,538
 1,800   CNH Equipment Trust                                              4.270         01/15/10            1,777,990
   525   CNH Equipment Trust                                              5.200         06/15/10              523,113
 1,600   Countrywide Home Loan Mortgage Trust (Variable Rate Coupon)      4.367         06/25/35            1,583,412
   675   Ford Credit Auto Owner Trust                                     5.050         11/15/09              674,126
 1,100   Ford Credit Auto Owner Trust                                     5.260         10/15/10            1,103,781
 1,250   GE Equipment Small Ticket LLC (a)                                4.380         07/22/09            1,239,955
 1,150   GE Equipment Small Ticket LLC (a)                                4.880         10/22/09            1,146,036
 1,050   GS Auto Loan Trust                                               5.370         12/15/10            1,055,334
 2,000   Harley-Davidson Motorcycle Trust                                 3.560         02/15/12            1,943,373
 1,100   Harley-Davidson Motorcycle Trust                                 4.070         02/15/12            1,080,894
   675   Hertz Vehicle Financing LLC                                      4.930         02/25/10              671,914
   900   Honda Auto Receivables Owner Trust                               3.060         10/21/09              884,430
   925   Honda Auto Receivables Owner Trust                               4.850         10/19/09              922,134
   925   Hyundai Auto Receivables Trust                                   3.980         11/16/09              913,355
 1,225   National City Auto Receivable Trust                              2.880         05/15/11            1,197,122
 1,449   New Century Home Equity Loan Trust (Floating Rate Coupon)        4.461         08/25/35            1,436,029
 1,700   Nissan Auto Receivables Owner Trust                              3.990         07/15/09            1,684,612
   650   Nissan Auto Receivables Owner Trust                              5.440         04/15/10              655,399
   745   TXU Electric Delivery Transition Bond Co. LLC                    3.520         11/15/11              727,827
 1,300   USAA Auto Owner Trust                                            2.670         10/15/10            1,278,250
 1,450   Volkswagen Auto Loan                                             4.800         07/20/09            1,444,683
                                                                                                         ------------
TOTAL ASSET BACKED SECURITIES                                                                              36,632,265
                                                                                                         ------------
         COLLATERALIZED MORTGAGE OBLIGATIONS 30.9%
 1,275   American Home Mortgage Assets (Floating Rate Coupon)             5.590         08/30/36            1,275,000
   361   American Home Mortgage Trust (Floating Rate Coupon)              4.340         02/25/44              358,658
 1,075   Bank of America Funding Trust (Variable Rate Coupon)             6.239         09/20/46            1,083,398
 1,516   Bank of America Mortgage Securities (Floating Rate Coupon)       4.375         01/25/35            1,487,023
   870   Bear Stearns Mortgage Funding Trust (Floating Rate Coupon)       5.574         07/25/36              869,966
   675   Citigroup Mortgage Loan Trust, Inc. (Variable Rate Coupon)       3.920         09/25/34              674,359
   589   Citigroup Mortgage Loan Trust, Inc. (Variable Rate Coupon)       4.767         08/25/34              591,670
 2,081   Countrywide Alternative Loan Trust (Floating Rate Coupon)        5.500   02/25/35 to 03/25/35      2,075,219
 1,272   Countrywide Alternative Loan Trust (Floating Rate Coupon)        5.580         10/25/36            1,272,425
   879   Countrywide Alternative Loan Trust (Floating Rate Coupon)        5.620         10/25/35              881,945
 1,670   Countrywide Alternative Loan Trust (Floating Rate Coupon)        5.706         10/25/35            1,676,339
 1,144   Countrywide Alternative Loan Trust (Floating Rate Coupon)        5.720         12/20/35            1,149,208
 5,096   Countrywide Alternative Loan Trust (Interest Only)               0.240         03/20/46              256,405
 3,670   Countrywide Alternative Loan Trust (Interest Only)               0.479         02/25/37              196,703
   522   Countrywide Home Loan Mortgage Trust (Variable Rate Coupon)      4.602         11/20/34              516,438
 1,118   DSLA Mortgage Loan Trust (Floating Rate)                         5.530         09/19/36            1,118,382
 1,274   DSLA Mortgage Loan Trust (Floating Rate)                         5.630         08/19/45            1,280,259
 2,019   DSLA Mortgage Loan Trust (Floating Rate)                         5.700         09/19/35            2,031,155
 1,065   Federal Home Loan Mortgage Corp.                                 7.500         09/15/29            1,118,476
   643   Federal National Mortgage Association                            5.500         01/25/24              641,856
   750   Federal National Mortgage Association                            6.500         06/25/35              776,143
   341   First Horizon Mortgage Pass - Through Trust (Floating Rate
            Coupon)                                                       5.137         10/25/34              339,906
   418   Government National Mortgage Association (Floating Rate
         Coupon)                                                          5.730         09/16/19              420,994
   815   Greenpoint Mortgage Funding Trust (Floating Rate Coupon)         6.432         08/25/36              835,687

 2,443   Greenpoint Mortgage Funding Trust (Interest Only)                1.207         08/25/45               75,953
 4,227   Greenpoint Mortgage Funding Trust (Interest Only)                1.802         10/25/45              136,065
 1,081   GSR Mortgage Loan Trust (Floating Rate Coupon)                   5.590         08/25/46            1,081,085
 1,175   Harborview Mortgage Loan Trust (b)                               5.670         10/25/36            1,175,000
 2,062   Harborview Mortgage Loan Trust (Floating Rate Coupon)            5.580   08/19/46 to 08/21/46      2,061,779
   874   Harborview Mortgage Loan Trust (Floating Rate Coupon)            5.710         11/19/35              880,507
   250   Harborview Mortgage Loan Trust (Floating Rate Coupon)            5.930         06/20/35              253,508
 3,204   Harborview Mortgage Loan Trust (Floating Rate Coupon)            6.563   01/19/36 to 02/19/36      3,285,933
 5,129   Harborview Mortgage Loan Trust (Interest Only)                   1.112         06/19/35              113,795
 5,070   Harborview Mortgage Loan Trust (Interest Only)                   1.412         05/19/35              123,570
 7,422   Harborview Mortgage Loan Trust (Interest Only)                   1.629         07/20/36              309,630
 5,006   Harborview Mortgage Loan Trust (Interest Only)                   1.763         03/19/37              237,782
 9,472   Harborview Mortgage Loan Trust (Interest Only)                   1.770         01/19/36              261,951
 3,205   Harborview Mortgage Loan Trust (Interest Only)                   2.084         01/19/36               96,164
     2   Harborview Mortgage Loan Trust (Principal Only)                      *   03/19/37 to 07/19/47          1,630
   452   Indymac Index Mortgage Loan Trust (Floating Rate Coupon)         5.830         07/25/34              453,451
 3,838   Indymac Index Mortgage Loan Trust (Interest Only)                0.644         07/25/35              125,942
 1,075   Luminent Mortgage Trust (Floating Rate Coupon)                   1.000         10/25/46            1,075,000
   855   Luminent Mortgage Trust (Floating Rate Coupon)                   5.570         01/25/36              857,118
   968   Residential Accredit Loans, Inc. (Floating Rate Coupon)          5.560         06/25/46              968,129
   428   Residential Accredit Loans, Inc. (Floating Rate Coupon)          5.590         02/25/46              428,625
   444   Residential Accredit Loans, Inc. (Floating Rate Coupon)          5.600         02/25/46              443,567
   789   Residential Accredit Loans, Inc. (Floating Rate Coupon)          5.660         02/25/46              791,913
 1,036   Residential Accredit Loans, Inc. (Floating Rate Coupon)          5.730         10/25/45            1,040,862
 1,100   Structured Asset Mortgage Investments, Inc. (b)                  5.500         11/25/36            1,100,000
 1,799   Structured Asset Mortgage Investments, Inc. (Floating Rate
            Coupon)                                                       5.640         02/25/36            1,805,921
 1,135   Washington Mutual (Floating Rate Coupon)                         5.670         11/25/45            1,143,048
   600   Washington Mutual (Floating Rate Coupon)                         5.690         07/25/45              603,136
 6,670   Washington Mutual (Interest Only)                                0.483         10/25/44              116,717
 4,641   Washington Mutual (Interest Only)                                0.610         07/25/44               81,217
 2,679   Washington Mutual (Interest Only)                                0.655         06/25/44               43,538
   802   Washington Mutual Alternative Mortgage (Floating Rate Coupon)    5.542         08/25/46              802,143
   198   Wells Fargo Mortgage Backed Securities Trust (Variable Rate
            Coupon)                                                       3.338         07/25/34              199,126
   865   Wells Fargo Mortgage Backed Securities Trust (Floating Rate
            Coupon)                                                       3.461         09/25/34              864,408
 1,541   Wells Fargo Mortgage Backed Securities Trust (Floating Rate
            Coupon)                                                       4.109         06/25/35            1,504,182
                                                                                                         ------------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS 30.9%                                                            47,470,009
                                                                                                         ------------
         MORTGAGE BACKED SECURITIES 5.3%
     3   Federal Home Loan Mortgage Corp.                                 6.500         01/01/33                3,561
   534   Federal Home Loan Mortgage Corp.                                 7.500   10/01/29 to 09/01/32        554,032
    12   Federal Home Loan Mortgage Corp.                                 9.250         12/01/15               12,668
 1,403   Federal National Mortgage Association                            6.500   11/01/23 to 11/01/33      1,434,734
 1,616   Federal National Mortgage Association                            7.000   03/01/26 to 03/01/32      1,665,649
 2,245   Federal National Mortgage Association                            7.500   12/01/28 to 09/01/32      2,325,442
    35   Federal National Mortgage Association                            9.500   03/01/16 to 04/01/20         37,187
 1,750   Federal National Mortgage Association, October                   7.500            TBA              1,808,517
    19   Government National Mortgage Association                         7.500   07/15/28 to 08/15/28         20,157
     2   Government National Mortgage Association                         9.500   07/15/16 to 06/15/18          1,710
    75   Government National Mortgage Association                        10.000   11/15/16 to 01/15/19         83,171
    14   Government National Mortgage Association                        10.500         02/15/18               15,610
    93   Government National Mortgage Association                        11.000         11/15/18              104,334
                                                                                                         ------------
TOTAL MORTGAGE BACKED SECURITIES                                                                            8,066,772
                                                                                                         ------------
         UNITED STATES TREASURY OBLIGATION 2.8%
 4,400   United States Treasury Notes                                     3.125         05/15/07            4,351,191
                                                                                                         ------------
TOTAL LONG-TERM INVESTMENTS 98.8%
   (Cost $152,869,248)                                                                                    151,713,425
                                                                                                         ------------
SHORT-TERM INVESTMENTS 4.0%
REPURCHASE AGREEMENT 3.9%
         State Street Bank & Trust Co. ($6,046,000 par collateralized by U.S. Government obligations in a pooled cash account,
            interest rate of 5.15%, dated 09/29/06, to be sold on
            10/02/06 at $6,048,595) (Cost $6,046,000)                                                       6,046,000
UNITED STATES TREASURY AGREEMENT 0.1%
         United States Treasury Bills ($125,000 par, yielding 4.762%,
            01/11/07 maturity) (c)                                                                            123,338
                                                                                                         ------------
TOTAL SHORT-TERM INVESTMENTS
   (Cost $6,169,197)                                                                                        6,169,338
                                                                                                         ------------
TOTAL INVESTMENTS 102.8%
   (Cost $159,038,445)                                                                                    157,882,763
LIABILITIES IN EXCESS OF OTHER ASSETS (2.8%)                                                               (4,256,742)
                                                                                                         ------------
NET ASSETS 100.0%                                                                                        $153,626,021
                                                                                                         ------------

Percentages are calculated as a percentage of net assets.

The obligations of certain United States government sponsored entities are neither issued nor guaranteed by the United States Treasury.

*    Zero coupon bond

(a) 144A securities are those which are exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(b)  Securities purchased on a when-issued or delayed delivery basis.

(c) All or a portion of this security has been physically segregated in connection with open futures contracts.

TBA  -    To be announced, maturity date had not yet been established. The maturity date will be determined upon settlement and delivery of the mortgage pools.

FUTURES CONTRACTS OUTSTANDING AS OF SEPTEMBER 30, 2006:

                                                                     Unrealized
                                                                   Appreciation/
                                                       Contracts    Depreciation
                                                       ---------   -------------
LONG CONTRACTS
2-Year U.S. Treasury Notes - December 2006
   (Current Notional Value of $204,500 per contract)      219        $ 99,039

SHORT CONTRACTS
10-Year U.S. Treasury Notes - December 2006
   (Current Notional Value of $108,063 per contract)        5          (4,857)
5-Year U.S. Treasury Notes - December 2006
   (Current Notional Value of $105,516 per contract)      131         (84,212)
                                                          ---        --------
                                                          355        $  9,970
                                                          ===        ========

SWAP AGREEMENT OUTSTANDING AS OF SEPTEMBER 30, 2006:

INTEREST RATE SWAP

                                                                                                                      Unrealized
                                                    Pay/Receive                                   Notional Amount   Appreciation/
Counterparty                 Floating Rate Index   Floating Rate   Fixed Rate   Expiration Date        (000)         Depreciation
------------                 -------------------   -------------   ----------   ---------------   ---------------   -------------
JP Morgan Chase Bank, N.A.      USD-LIBOR-BBA         Receive        5.225%         06/22/08            $600            $1,218
                                                                                                                        ------

Item 2. Controls and Procedures.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 3. Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Van Kampen Limited Duration Fund


By: /s/ Ronald E. Robison
    ---------------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: November 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Ronald E. Robison
    ---------------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: November 21, 2006


By: /s/ James W. Garrett
    ---------------------------------
Name: James W. Garrett
Title: Principal Financial Officer
Date: November 21, 2006